Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2017
Cash and cash equivalents [abstract]
Cash and cash equivalents

4. Cash and cash equivalents

For the purposes of the cash flow statement, cash and cash equivalents comprise the following balances with original maturity of less than 90 days:

	December 31, 2017	December 31, 2016
Cash	$6,715,996	$666,293
Cash equivalent	1,895,000	3,249,990
	$8,610,996	$3,916,283